SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
General and administrative:

					Period from
					August 11,
					2011
					(inception
	Three months ended		Six months ended		date) to
	June 30		June 30		June 30,
	2013		2013	2012	2013
	Unaudited

Payroll, office and related	$276,214	$184,655	$534,254	$346,049	$1,570,511
Legal and professional fees	336,228	66,335	468,626	101,424	823,048
Stock-based compensation	279,607	166,211	1,358,540	292,804	1,748,943
Issuance of Common Stock and warrants to service provider	618,500	-	1,011,370	-	1,448,869
Other	5,657	-	47,141	-	162,534

Total General and administrative	$1,516,206	$417,201	$3,419,931	$740,277	$5,753,905

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial expenses, net:

	Year ended December 31, 2012	Period from August 11, 2011 (inception date) to December 31, 2011

Bank charges	$7,225	$298
Foreign currency adjustments losses	(2,701)	9,358
Issuance cost related to warrants to investors and service provider	101,263	156,097
Issuance cost related to common shares to founders	-	750

	$105,787	$166,503